Restructuring - Canadian Restructuring Plan - Charges Incurred (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Restructuring Cost and Reserve [Line Items]
Total	$ 4,830	$ 9,667	$ 8,261
Canadian Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Total	707	617
Facility consolidation | Canadian Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Inventory valuation adjustments	596	3,799	8,694
Labor expense	682	1,751	503
Consulting and legal fees	192	225	314
Other expense	1,118	2,126	116
Rent and related charges	1,535	584
Gain on sale of building			(6,104)
Severance	$ 707	617
Exit of certain lines of business | Canadian Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Inventory valuation adjustments		535	1,152
Gain on disposal of assets		(458)	837
Other expense		$ 488
Severance			$ 2,749